Property, plant and equipment - Carrying Amount (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment fully owned			€ 40,707
Right-of-use assets			25,345
Total property, plant and equipment	€ 137,512	€ 103,378	€ 66,052
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment fully owned	105,718
Right-of-use assets	31,794
Total property, plant and equipment	€ 137,512
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment fully owned		68,264
Right-of-use assets		35,113
Total property, plant and equipment		€ 103,378